INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF THE PROVISION FOR INCOME TAXES

The components of the provision for income taxes for the years ended December 31, 2022 and 2021 consisted of the following:

	For the Year Ended December 31,
	2022	2021
Current:
China	$(761)	$292,891
Total current	(761)	292,891
Deferred:
China	1,858	(18,570)
Total deferred	1,858	(18,570)
Total income tax expense	$1,097	$274,321

SCHEDULE OF DEFERRED TAX ASSETS	Deferred tax assets as of December 31, 2022 and 2021 consisted of the following:
	December 31, 2022	December 31, 2021
Deferred tax assets:
Accumulated amortization	$15,556	$18,795

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The following table reconciles the statutory rates to the Company’s effective tax rate for years ended December 31, 2022 and 2021:

	2022	2021
Statutory U.S. federal income tax rate	(21.0)%	21.0%
Foreign tax rate differential	(3.8)%	216.5%
Change in valuation allowances	25.0%	3,634.4%
Other	(0.2)%	-%
Effective combined tax rate	0.0%	3,871.9%